Parent Only Information (Details) - Schedule of Condensed Statements of Operations - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Condensed Income Statements, Captions [Line Items]
Revenue	$ 1,497	$ 2,608	$ 2,527
Cost of revenue	(1,134)	(2,268)	(2,302)
General and administrative expenses	(1,583)	(3,502)	(508)
Sales and marketing expenses	(63)	(150)	(14,464)
R&D expenses		(6)
Asset impairment loss		(19)
Other expense, net	31	(885)
Share of loss from subsidiaries and VIE	(4,868)	(4,623)	(909)
Net loss	$ (6,120)	$ (8,845)	$ (15,656)